Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 28, 2014
Quarterly Information (Unaudited)
Schedule of quarterly results of operations

        The following is a summary of the unaudited quarterly financial information for fiscal 2014 and fiscal 2013 (in thousands, except per share data):

Summary of Quarterly Results of Operations
(Dollars in thousands, except per share amounts)

	Fiscal Year 2014
	Twelve Weeks Ended March 23, 2014	Twelve Weeks Ended June 15, 2014	Sixteen Weeks Ended October 5, 2014	Twelve Weeks Ended December 28, 2014
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net sales	$735,016	$828,071	$1,131,821	$839,336
Cost of sales, buying and occupancy	630,427	699,886	962,317	714,325

Gross margin	104,589	128,185	169,504	125,011
Operating and administrative expenses	92,358	101,491	140,678	104,001

Income from operations	12,231	26,694	28,826	21,010
Interest expense, net	8,836	8,922	11,725	8,119
(Loss) on early extinguishment of debt	—	—	(2,224)	—
Equity in earnings of joint venture	452	262	318	5

Income (loss) before income taxes	3,847	18,034	15,195	12,896
Income tax (provision) benefit	(1,340)	(6,919)	(4,972)	(3,623)

Net income (loss)	$2,507	$11,115	$10,223	$9,273

Basic earnings (loss) per share(a)	$0.04	$0.19	$0.17	$0.13
Diluted earnings (loss) per share(a)	$0.04	$0.19	$0.17	$0.12
Weighted average shares outstanding:
Basic	57,171,190	57,259,361	59,101,972	73,074,360
Diluted	59,495,270	59,312,773	61,232,212	76,193,944

	Fiscal Year 2013
	Twelve Weeks Ended March 24, 2013	Twelve Weeks Ended June 16, 2013	Sixteen Weeks Ended October 6, 2013	Twelve Weeks Ended December 29, 2013
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net sales	$690,158	$755,943	$1,021,392	$742,800
Cost of sales, buying and occupancy	590,250	642,528	868,580	634,999

Gross margin	99,908	113,415	152,812	107,801
Operating and administrative expenses	85,576	88,463	121,417	91,677

Income from operations	14,332	24,952	31,395	16,124
Interest expense, net	12,962	12,467	14,386	10,550
(Loss) on early extinguishment of debt	—	(7,139)	—	(17,348)
Equity in earnings of joint venture	349	172	887	241

Income (loss) before income taxes	1,719	5,518	17,896	(11,533)
Income tax (provision) benefit	(190)	(1,920)	(7,863)	4,544

Net income (loss)	$1,529	$3,598	$10,033	$(6,989)

Basic earnings (loss) per share(a)	$0.03	$0.06	$0.18	$(0.12)
Diluted earnings (loss) per share(a)	$0.03	$0.06	$0.17	$(0.12)
Weighted average shares outstanding:
Basic	56,848,190	56,887,321	57,171,190	57,171,190
Diluted	59,023,120	59,187,952	59,522,595	57,171,190
(a)

Per share amounts for the quarters and full fiscal years have been calculated separately. Accordingly, weighted quarterly amounts may not add to the fiscal year amounts because of differences in the average common shares outstanding during each period.